Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Balance,at beginning of period	$ 2,249,087
Vessel impairment charge	38,148	43,490	0
Balance,at end of period	2,141,617	2,249,087
Cost | Vessels
Balance,at beginning of period	2,872,458	2,562,411
Additions/transfers from vessels under construction	54,660	310,047
Depreciation	0	0
Vessel impairment charge	(53,167)
Balance,at end of period	2,873,951	2,872,458
Accumulated Depreciation | Vessels
Balance,at beginning of period	(623,371)	(502,841)
Additions/transfers from vessels under construction	0	0
Depreciation	(123,982)	(120,530)
Vessel impairment charge	15,019
Balance,at end of period	(732,334)	(623,371)
Net Book Value | Vessels
Balance,at beginning of period	2,249,087	2,059,570
Additions/transfers from vessels under construction	54,660	310,047
Depreciation	(123,982)	(120,530)
Vessel impairment charge	(38,148)
Balance,at end of period	$ 2,141,617	$ 2,249,087